CONDENSED STATEMENT OF CASH FLOWS (Parenthetical) - $ / shares	Jun. 30, 2020	Apr. 28, 2020
CONDENSED STATEMENT OF CASH FLOWS
Shares subject to possible redemption, price per share	$ 10.00	$ 10.00